Investments (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Fair Value of Investment

As of June 30, 2020, the Company’s voting interest in Nexway was further diluted to 31.2% as a result of an additional financing which the Company did not participate in. The fair value of the Nexway shares owned by the Company as of June 30, 2020 is approximately $5.0 million, calculated as follows (dollars in thousands, except per share value):

Price per share Euros	€10.90
Exchange rate	1.123
Price per share USD	$12.24
Nexway shares held by the Company	407,550
Fair value - investment in Nexway	$4,988

Schedule of Deconsolidation of Nexway

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows (in thousands):

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	14,293
Less: fair value of shares owned by the Company	2,374
Loss on deconsolidation of Nexway	$11,919

Schedule of Profits Interest

The table below summarizes the Company’s profits interest since the date of the transaction (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690

Grant date fair value	$1,773
Change in fair value of Panda interests	198

Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	—

Fair value at March 31, 2020	$1,971
Change in fair value of Panda interests	148

Fair value at June 30, 2020	$2,119

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Fair Value of Investment

As of March 31, 2020, the fair value of the Nexway shares owned by the Company is approximately $2.4 million, calculated as follows (dollars in thousands, except per share value):

Price per share Euros	€5.28
Exchange rate	1.1032
Price per share USD	$5.82
Nexway shares held by the Company	407,550
Fair value - investment in Nexway	$2,374

Schedule of Deconsolidation of Nexway

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows:

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	(14,293)
Less: fair value of shares owned by Facebank	2,374
Loss on deconsolidation of Nexway	$11,919

Schedule of Profits Interest

The table below summarizes the Company’s profits interest at March 31, 2020 and December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	-
Fair value at March 31, 2020	$1,971

The table below summarizes the Company’s profits interest at December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971